Operating Lease Right-of-Use Asset/Operating Lease Liability (Details 1)	Jun. 30, 2021 USD ($)
Operating Lease Right-of-use Assetoperating Lease Liability
2021	$ 84,474
2022	91,158
Total	175,632
Less: amount representing interest	(12,216)
Present value of future minimum lease payments	163,416
Less: current obligations under leases	147,131
Long-term lease obligations	16,286
2021	112,213
2022	103,844
Total	$ 216,057